Information Concerning the Group's Consolidated Operations - Details of Financial Income and Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance income expense [abstract]
Interest income	$ 1,974	$ 1,630	$ 1,094
Foreign exchange gain	1,185	4,832	9,094
Other financial income	4,102	689	65
Total financial income	7,262	7,147	10,253
Interest expenses			(1)
Interest expenses for finance lease	(4)	(7)	(23)
Foreign exchange loss	(17,734)	(4,201)	(1,846)
Other financial expenses	(556)	(2,895)	(6)
Total financial expenses	(18,294)	(7,101)	(1,876)
Total	$ (11,032)	$ 46	$ 8,378